BANK LOANS - Long-term bank loan (Details) - Dec. 31, 2022	CNY (¥)	USD ($)
BANK LOANS
Long-term bank loan	¥ 1,000,000	$ 144,963
Bank of Kunlun
BANK LOANS
Long-term bank loan	¥ 1,000,000	$ 144,963